Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) 2 (Details) - EBP 91-0369590 002 [Member]	12 Months Ended
Jun. 30, 2025 USD ($)
Investment, Identifier [Axis]: AllspringSpecSmCpValueR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	SEI Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 24,268
Investment, Identifier [Axis]: CarillonEagleMidCaGwthR6FdMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Eagle Financial Services, Inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 39,615
Investment, Identifier [Axis]: ClearbridgeIntlGrwthIFdMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Legg Mason [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 110,601
Investment, Identifier [Axis]: ColumbiaDivIncomeI2FundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Columbia Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 118,231
Investment, Identifier [Axis]: FirstNorthwestBancorpEmployerSecurityMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	First Northwest Bancorp [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 260,369
Investment, Identifier [Axis]: PIMCODIVINCINSTFDMember
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 37,994
Investment, Identifier [Axis]: PIMCOLowDurIncomeInstFdMember
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 313,985
Investment, Identifier [Axis]: ParticipantLoansMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 0
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 345,027
Investment, Identifier [Axis]: ParticipantLoansMember | Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Apr. 30, 2041
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: ParticipantLoansMember | Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Investment, Identifier [Axis]: PrinFixedIncGuarOptionMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Life Insurance Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Traditional Guaranteed Investment Contract [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 505,103
Investment, Identifier [Axis]: PrinRealEstateSecsInstFdMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Funds Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 186,054
Investment, Identifier [Axis]: PrincSmallCapGrowthIR6FdMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Funds Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 49,712
Investment, Identifier [Axis]: PrincipalBlueChipR6FundMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Funds Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 977,709
Investment, Identifier [Axis]: Vanguard500IndexAdmiralFdMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 3,180,654
Investment, Identifier [Axis]: VanguardGrowthIndexAdmFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 1,149,459
Investment, Identifier [Axis]: VanguardInt-TmBdIdxAdmFdMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 103,946
Investment, Identifier [Axis]: VanguardLongTrmTreaIdxAdmMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 217,749
Investment, Identifier [Axis]: VanguardMidCapIndexAdmFdMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 993,470
Investment, Identifier [Axis]: VanguardShort-TrmTrsyAdmFdMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 216,266
Investment, Identifier [Axis]: VanguardSmCapIndexAdmFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 587,634
Investment, Identifier [Axis]: VanguardTgtRmt2020InvFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 40,136
Investment, Identifier [Axis]: VanguardTgtRmt2025InvFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 1,025,161
Investment, Identifier [Axis]: VanguardTgtRmt2030InvFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 1,113,302
Investment, Identifier [Axis]: VanguardTgtRmt2035InvFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 1,276,542
Investment, Identifier [Axis]: VanguardTgtRmt2040InvFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 1,150,296
Investment, Identifier [Axis]: VanguardTgtRmt2045InvFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 2,114,375
Investment, Identifier [Axis]: VanguardTgtRmt2050InvFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 1,493,463
Investment, Identifier [Axis]: VanguardTgtRmt2055InvFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 1,109,941
Investment, Identifier [Axis]: VanguardTgtRmt2060InvFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 382,629
Investment, Identifier [Axis]: VanguardTgtRmt2065InvFundMmber
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 309,439
Investment, Identifier [Axis]: VanguardTgtRmt2070InvFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 26,241
Investment, Identifier [Axis]: VanguardTgtRmtIncInvFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 134,047
Investment, Identifier [Axis]: VanguardValueIndexAdmFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 634,041
Investment, Identifier [Axis]: VgdInfl-ProtSecAdmFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 1,565
Investment, Identifier [Axis]: VgdTtlIntlStkIdxAdmFdMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 276,075
Investment, Identifier [Axis]: VictorySycamoreEstValIFdMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Victory Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current value	$ 102,565